AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 53.8%
Long-Term Municipal Bonds – 53.8%
Alabama – 0.4%
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	$	265	$273,395
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046		100	113,229

			386,624

Arizona – 0.6%
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033		138	139,348
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)		100	114,046
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040		235	227,834
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		110	109,498

			590,726

California – 2.9%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059		100	90,680
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)		150	140,256
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a) (b)		1,000	70,302
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051		500	500,242
California Housing Finance Agency Series 2021-3, Class A 3.25%, 08/20/2036		99	92,547

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	$	250	$253,195
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)		100	91,417
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)		100	93,462
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)		100	70,848
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)		100	86,787
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)		100	87,815
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)		100	93,448
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)		100	77,206
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)		100	76,363
4.00%, 05/01/2057(a)		100	77,079
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(a)		100	75,444
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)		100	91,053
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047		200	200,000
Series 2021-B Zero Coupon, 06/01/2066		225	29,647

	Principal Amount (000)		U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	$	150	$156,474
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2029		180	209,938

			2,664,203

Colorado – 0.9%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028		545	603,849
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049		100	91,055
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)		100	88,665
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)		100	81,721

			865,290

Connecticut – 1.2%
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2027		1,135	1,155,500

District of Columbia – 0.1%
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		1,625	131,034

Florida – 4.1%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040(b)		100	92,642
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)		270	270,359
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2034		500	526,382

	Principal Amount (000)		U.S. $ Value

Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	$	240	$212,967
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2036		500	548,612
County of Miami-Dade FL Series 2012-A 5.00%, 10/01/2025 (Pre-refunded/ETM)		560	566,942
County of Miami-Dade FL Aviation Revenue Series 2014-B 5.00%, 10/01/2025		665	703,172
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2049		315	331,767
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048		425	437,512
Village Community Development District No. 13 Series 2021 1.80%, 05/01/2026		100	92,204

			3,782,559

Georgia – 3.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030		200	212,596
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028		625	650,953
Development Authority for Fulton County (Georgia Tech Athletic Association) Series 2019 5.00%, 10/01/2035		835	951,365
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-C 4.00%, 08/01/2048		450	459,603
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052		220	225,355
Private Colleges & Universities Authority Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)		210	221,718
State of Georgia Series 2021-A 5.00%, 07/01/2029		305	358,766
4.00%, 07/01/2038		215	231,393

			3,311,749

	Principal Amount (000)		U.S. $ Value

Guam – 0.2%
Guam Power Authority Series 2022-A 5.00%, 10/01/2043(b)	$	200	$213,856

Illinois – 6.0%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042		525	525,434
Series 2016-A 7.00%, 12/01/2044		100	109,700
Series 2017-B 6.75%, 12/01/2030(a)		135	153,804
7.00%, 12/01/2042(a)		100	113,774
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		105	112,230
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041		415	442,661
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047		210	211,610
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049		425	441,047
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		448	368,151
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046		250	232,358
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2050		675	237,192
Series 2017-A 5.00%, 06/15/2057		115	121,830
Series 2017-B Zero Coupon, 12/15/2054		150	33,226
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023		365	374,997
State of Illinois Series 2013 5.00%, 07/01/2022		315	315,906
Series 2016 5.00%, 02/01/2027-02/01/2028		650	704,391
Series 2017-A 5.00%, 12/01/2025		135	144,890
Series 2017-D 5.00%, 11/01/2024-11/01/2028		480	514,312
Series 2021-B 4.00%, 12/01/2039		430	408,910

			5,566,423

	Principal Amount (000)		U.S. $ Value

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	$	185	$154,378
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(b)		100	87,564

			241,942

Iowa – 1.1%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043		100	100,520
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020-A 5.00%, 08/01/2026		385	428,339
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050		100	106,998
Xenia Rural Water District Series 2016 5.00%, 12/01/2031		340	367,049

			1,002,906

Kansas – 0.2%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040		255	234,579

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037		315	334,150
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037		410	435,835
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050		220	226,954

			996,939

	Principal Amount (000)		U.S. $ Value

Louisiana – 1.0%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2035	$	440	$511,305
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048		400	419,723

			931,028

Maryland – 0.7%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038		100	103,013
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017-A 5.00%, 09/01/2045(a)		215	218,253
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055		300	314,913

			636,179

Massachusetts – 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2038		165	193,940

Michigan – 1.6%
City of Detroit MI Series 2018 5.00%, 04/01/2036-04/01/2037		65	68,615
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047		325	328,980
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014-D2 5.00%, 07/01/2028		500	526,458
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065		235	28,467
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017-C 5.00%, 12/01/2023		445	464,709
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		1,000	48,189

			1,465,418

	Principal Amount (000)		U.S. $ Value

Minnesota – 0.4%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 1.215%, 08/01/2028(c)	$	75	$75,000
State of Minnesota Series 2021-A 4.00%, 09/01/2039		255	272,723

			347,723

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036		470	497,733
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2046		245	242,269

			740,002

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)		100	95,757

New Jersey – 4.9%
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2030		685	702,722
Series 2014-P 5.00%, 06/15/2029		500	530,937
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047		415	427,545
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047		415	434,520
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2019 5.00%, 07/01/2042		375	401,870
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2038		250	269,985
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2029		675	708,923
Series 2021-A 4.00%, 01/01/2042		500	515,439

	Principal Amount (000)		U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	$	515	$529,493

			4,521,434

New York – 2.5%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)		100	100,769
County of Nassau NY Series 2017-C 5.00%, 10/01/2026		225	248,637
Metropolitan Transportation Authority Series 2019-D 5.00%, 09/01/2022		310	312,549
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032		195	221,282
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		550	79,516
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035		200	236,149
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2020-N 5.00%, 01/01/2039		295	328,423
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		460	476,609
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.375%, 10/01/2045		200	192,208
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)		100	95,893

			2,292,035

North Carolina – 0.3%
North Carolina Medical Care Commission Series 2017 5.00%, 09/01/2041 (Pre-refunded/ETM)		250	267,506

Ohio – 2.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055		985	999,909
Zero Coupon, 06/01/2057		395	58,138

	Principal Amount (000)		U.S. $ Value

County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2028	$	315	$348,848
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		560	596,391
County of Miami OH (Kettering Health Network Obligated Group) Series 2019 5.00%, 08/01/2033		195	211,803
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033		45	45,000
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		100	93,857

			2,353,946

Oregon – 0.1%
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026		100	94,146

Pennsylvania – 2.3%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030		305	342,855
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)		220	230,419
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023		600	625,583
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2051		215	225,925
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034		220	229,177
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042		500	509,705

			2,163,664

	Principal Amount (000)		U.S. $ Value

Puerto Rico – 3.4%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	$	2,000	$134,222
Commonwealth of Puerto Rico Series 2021-A 5.25%, 07/01/2023		31	31,343
5.375%, 07/01/2025		31	32,460
5.625%, 07/01/2027-07/01/2029		61	66,565
5.75%, 07/01/2031		29	33,024
4.00%, 07/01/2033-07/01/2046		133	127,339
Zero Coupon, 07/01/2024-07/01/2033		50	34,194
Series 2022-C Zero Coupon, 11/01/2043		230	118,793
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040		79	70,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024		10	10,313
Series 2012-A 5.125%, 07/01/2037		25	25,075
5.50%, 07/01/2028		30	30,099
5.25%, 07/01/2029-07/01/2042		120	120,372
5.00%, 07/01/2022-07/01/2033		90	90,261
6.00%, 07/01/2047		30	30,111
5.75%, 07/01/2037		30	30,105
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(d) (e)		175	162,312
AGM Series 2007-V 5.25%, 07/01/2031		245	256,770
Series 2008-W 5.50%, 07/01/2036(d) (e)		100	93,625
5.375%, 07/01/2024(d) (e)		45	42,019
5.00%, 07/01/2028(d) (e)		90	83,475
Series 2010-A 5.25%, 07/01/2030(d) (e)		55	51,288
Series 2010-C 5.00%, 07/01/2024(d) (e)		25	23,188
5.25%, 07/01/2028(d) (e)		65	60,612
Series 2010-D 5.00%, 07/01/2021(d) (f)		15	13,913
Series 2010-X 5.25%, 07/01/2040(d) (e)		70	65,275
Series 2010-Z 5.25%, 07/01/2024(d) (e)		25	23,313
Series 2012-A 5.00%, 07/01/2029(d) (e)		40	37,100
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		225	233,187

	Principal Amount (000)		U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	$	434	$139,319
Series 2019-A 5.00%, 07/01/2058		772	784,904
4.329%, 07/01/2040		100	99,875

			3,155,102

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)		280	280,490
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (d) (e)		100	45,000
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)		100	85,934
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048		150	153,309

			564,733

Texas – 5.4%
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050		100	90,528
City of Houston TX Series 2017-A 5.00%, 03/01/2026		405	446,129
Harris County-Houston Sports Authority AGM Series 2014-A 5.00%, 11/15/2025		615	653,518
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2055		100	14,779
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		500	521,743
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037		325	332,052

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(d) (e)	$	35	$31,500
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046		90	94,104
State of Texas Series 2021-B 5.00%, 08/01/2028		365	418,687
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044		300	306,395
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054		180	154,333
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058		230	239,585
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 5.00%, 08/01/2028		825	953,505
University of North Texas System Series 2020-A 5.00%, 04/15/2025		400	430,661
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040		325	336,140

			5,023,659

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048		255	270,532

Vermont – 0.4%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017-A 5.00%, 05/01/2047		235	236,005
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)		100	100,426

			336,431

	Principal Amount (000)		U.S. $ Value

Virginia – 1.1%
Fairfax County Water Authority Series 2021 4.00%, 04/01/2042	$	185	$195,300
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)		220	207,197
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		410	410,651
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2020 5.00%, 02/01/2027		155	173,984

			987,132

Washington – 1.2%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)		155	168,774
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031		265	296,549
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)		340	345,911
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2046(a)		315	297,893

			1,109,127

Wisconsin – 1.4%
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047		100	85,937
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)		160	162,219
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		265	274,071
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047		410	427,120
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056		100	72,599

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$ 100	$105,024
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(a)	150	150,130

		1,277,100

Total Municipal Obligations (cost $51,483,018)		49,970,924

	Shares

COMMON STOCKS – 34.1%
Information Technology – 8.1%
Communications Equipment – 0.2%
Juniper Networks, Inc.	4,678	143,521

Electronic Equipment, Instruments & Components – 0.1%
Arrow Electronics, Inc.(d)	427	51,517

IT Services – 1.7%
Akamai Technologies, Inc.(d)	904	91,340
Automatic Data Processing, Inc.	386	86,055
Capgemini SE	483	93,853
Cognizant Technology Solutions Corp. - Class A	1,550	115,785
Fidelity National Information Services, Inc.	1,149	120,071
Gartner, Inc.(d)	253	66,387
Genpact Ltd.	2,060	91,402
International Business Machines Corp.	1,529	212,286
Mastercard, Inc. - Class A	159	56,901
Nomura Research Institute Ltd.	1,000	27,351
Otsuka Corp.	1,400	44,276
Paychex, Inc.	1,059	131,136
PayPal Holdings, Inc.(d)	1,328	113,159
VeriSign, Inc.(d)	226	39,448
Visa, Inc. - Class A	1,377	292,159

		1,581,609

Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.(d)	344	35,040
Analog Devices, Inc.	183	30,817
Applied Materials, Inc.	2,161	253,463
ASM International NV	17	5,271
Broadcom, Inc.	236	136,911
Enphase Energy, Inc.(d)	34	6,331
Infineon Technologies AG	1,080	33,656
KLA Corp.	577	210,519
Micron Technology, Inc.	2,213	163,408
NVIDIA Corp.	154	28,755
QUALCOMM, Inc.	1,339	191,772
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	541	51,557
Texas Instruments, Inc.	207	36,589

		1,184,089

Company	Shares	U.S. $ Value

Software – 3.1%
Adobe, Inc.(d)	183	$76,216
Bentley Systems, Inc.	165	5,673
Cadence Design Systems, Inc.(d)	185	28,440
Constellation Software, Inc./Canada	72	113,320
Crowdstrike Holdings, Inc. - Class A(d)	112	17,919
DocuSign, Inc.(d)	36	3,021
Dropbox, Inc. - Class A(d)	1,261	26,279
Fortinet, Inc.(d)	533	156,777
Microsoft Corp.	5,197	1,412,909
NortonLifeLock, Inc.	10,282	250,264
Oracle Corp.	4,462	320,907
Oracle Corp./Japan(d)	300	18,162
SAP SE	603	60,449
ServiceNow, Inc.(d)	396	185,118
SS&C Technologies Holdings, Inc.	250	15,997
Synopsys, Inc.(d)	297	94,802
Trade Desk, Inc. (The) - Class A(d)	1,046	54,444
VMware, Inc. - Class A	689	88,261

		2,928,958

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	7,157	1,065,248
HP, Inc.	4,377	170,003
NetApp, Inc.	1,911	137,496
Ricoh Co., Ltd.	6,200	52,100
Samsung Electronics Co., Ltd.	3,059	166,342

		1,591,189

		7,480,883

Health Care – 5.3%
Biotechnology – 0.5%
AbbVie, Inc.	2,439	359,435
Alnylam Pharmaceuticals, Inc.(d)	181	22,770
Moderna, Inc.(d)	703	102,167

		484,372

Health Care Equipment & Supplies – 0.4%
Align Technology, Inc.(d)	150	41,646
Getinge AB - Class B	1,157	33,577
Hologic, Inc.(d)	362	27,248
IDEXX Laboratories, Inc.(d)	301	117,878
Koninklijke Philips NV	2,552	65,782
Medtronic PLC	872	87,331

		373,462

Health Care Providers & Services – 1.3%
AmerisourceBergen Corp. - Class A	1,061	164,232
Anthem, Inc.	394	201,296
Centene Corp.(d)	2,540	206,858
CVS Health Corp.	391	37,829
Humana, Inc.	387	175,787
McKesson Corp.	298	97,950
Molina Healthcare, Inc.(d)	507	147,141

Company	Shares	U.S. $ Value

UnitedHealth Group, Inc.	304	$151,021

		1,182,114

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. - Class A(d)	172	92,500
Mettler-Toledo International, Inc.(d)	131	168,482
Sartorius Stedim Biotech	50	17,271
Thermo Fisher Scientific, Inc.	263	149,271

		427,524

Pharmaceuticals – 2.6%
Bayer AG	2,737	195,827
Eli Lilly & Co.	802	251,379
Johnson & Johnson	487	87,431
Merck & Co., Inc.	3,756	345,665
Novo Nordisk A/S - Class B	3,651	405,445
Pfizer, Inc.	5,351	283,817
Roche Holding AG	143	55,895
Roche Holding AG (Genusschein)	1,481	505,052
Sanofi	1,212	129,694
Sumitomo Pharma Co., Ltd.	900	7,702
Takeda Pharmaceutical Co., Ltd.	5,300	152,299

		2,420,206

		4,887,678

Financials – 5.0%
Banks – 1.7%
ABN AMRO Bank NV (GDR)(a)	3,243	37,866
Australia & New Zealand Banking Group Ltd.	575	10,308
Bank Leumi Le-Israel BM	12,172	121,192
Bank of America Corp.	927	34,484
CaixaBank SA	2,034	7,363
Citigroup, Inc.	742	39,630
Concordia Financial Group Ltd.	23,500	79,981
DBS Group Holdings Ltd.	4,500	101,453
JPMorgan Chase & Co.	797	105,387
KBC Group NV	501	31,317
KeyCorp	5,112	102,036
Mitsubishi UFJ Financial Group, Inc.	22,700	129,140
National Bank of Canada	2,182	167,473
Nordea Bank Abp	16,690	169,886
Oversea-Chinese Banking Corp., Ltd.	7,500	64,702
Regions Financial Corp.	2,685	59,312
Royal Bank of Canada	1,312	137,097
Societe Generale SA	2,774	74,753
Toronto-Dominion Bank (The)	1,169	89,335

		1,562,715

Capital Markets – 1.2%
Ameriprise Financial, Inc.	145	40,059
BlackRock, Inc. - Class A	155	103,707
Carlyle Group, Inc. (The)	3,379	130,193
CME Group, Inc. - Class A	327	65,018
Credit Suisse Group AG	11,560	81,005
Goldman Sachs Group, Inc. (The)	601	196,437
Houlihan Lokey, Inc.	853	73,307
IGM Financial, Inc.	1,870	57,600
Julius Baer Group Ltd.	1,404	72,510

Company	Shares	U.S. $ Value

London Stock Exchange Group PLC	358	$33,406
Moody’s Corp.	202	60,917
Morgan Stanley	1,081	93,117
Partners Group Holding AG	51	54,875
S&P Global, Inc.	150	52,422
Singapore Exchange Ltd.	6,900	47,837

		1,162,410

Consumer Finance – 0.2%
Ally Financial, Inc.	3,646	160,570

Diversified Financial Services – 0.2%
Groupe Bruxelles Lambert SA	50	4,611
Kinnevik AB(d)	2,143	42,822
M&G PLC	59,640	162,399

		209,832

Insurance – 1.4%
Admiral Group PLC	1,365	38,216
Assicurazioni Generali SpA	1,601	29,140
Aviva PLC(d)	9,027	48,918
Fidelity National Financial, Inc.	3,949	167,043
Japan Post Holdings Co., Ltd.	20,500	153,108
Japan Post Insurance Co., Ltd.	9,700	161,504
Legal & General Group PLC	19,173	62,770
Marsh & McLennan Cos., Inc.	509	81,415
Medibank Pvt Ltd.	4,938	11,384
MetLife, Inc.	211	14,219
NN Group NV	2,923	144,869
Progressive Corp. (The)	627	74,851
Prudential Financial, Inc.	1,505	159,906
Sampo Oyj - Class A	1,201	54,325
Willis Towers Watson PLC	329	69,442

		1,271,110

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
AGNC Investment Corp.	11,282	137,979
Annaly Capital Management, Inc.	21,893	144,712

		282,691

		4,649,328

Communication Services – 2.8%
Diversified Telecommunication Services – 0.8%
BCE, Inc.	999	54,426
Comcast Corp. - Class A	4,910	217,415
HKT Trust & HKT Ltd. - Class SS	35,000	48,189
Nippon Telegraph & Telephone Corp.	3,400	103,878
Orange SA	3,293	41,224
Spark New Zealand Ltd.	46,123	145,883
Telefonica SA	33,269	180,891

		791,906

Entertainment – 0.4%
Electronic Arts, Inc.	1,947	269,951
Netflix, Inc.(d)	274	54,099
Ubisoft Entertainment SA(d)	590	31,018

		355,068

Company	Shares	U.S. $ Value

Interactive Media & Services – 0.9%
Alphabet, Inc. - Class A(d)	45	$102,386
Alphabet, Inc. - Class C(d)	211	481,245
Auto Trader Group PLC(a)	8,115	60,369
Kakaku.com, Inc.	1,600	31,532
Meta Platforms, Inc. - Class A(d)	1,002	194,026

		869,558

Media – 0.5%
Interpublic Group of Cos., Inc. (The)	4,567	147,194
Omnicom Group, Inc.	2,011	150,041
Vivendi SE	12,855	153,471

		450,706

Wireless Telecommunication Services – 0.2%
SoftBank Corp.	10,677	123,006
SoftBank Group Corp.	733	30,360

		153,366

		2,620,604

Industrials – 2.4%
Aerospace & Defense – 0.2%
Dassault Aviation SA	41	6,949
Huntington Ingalls Industries, Inc.	749	157,635

		164,584

Air Freight & Logistics – 0.1%
Kuehne & Nagel International AG	277	73,252

Building Products – 0.3%
Assa Abloy AB - Class B	2,761	68,062
Otis Worldwide Corp.	2,314	172,161
Owens Corning	474	45,305

		285,528

Construction & Engineering – 0.1%
AECOM	499	34,855
Kajima Corp.	3,013	32,379

		67,234

Electrical Equipment – 0.0%
Schneider Electric SE	192	26,667

Machinery – 0.6%
Cummins, Inc.	436	91,176
Dover Corp.	534	71,508
Mitsubishi Heavy Industries Ltd.	2,700	103,022
Parker-Hannifin Corp.	297	80,835
Snap-on, Inc.	743	164,857
Volvo AB - Class B	3,696	64,824

		576,222

Marine – 0.4%
AP Moller - Maersk A/S - Class A	61	176,068
AP Moller - Maersk A/S - Class B	60	175,823
SITC International Holdings Co., Ltd.	20,000	75,530

		427,421

Company	Shares	U.S. $ Value

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	1,036	$88,951
RELX PLC	4,276	122,111
Robert Half International, Inc.	1,478	133,242
Wolters Kluwer NV	911	89,890

		434,194

Road & Rail – 0.2%
Aurizon Holdings Ltd.	5,729	16,503
Canadian National Railway Co.	312	35,476
Knight-Swift Transportation Holdings, Inc.	1,353	65,810
NIPPON EXPRESS HOLDINGS, Inc.	1,000	58,086

		175,875

		2,230,977

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Canadian Natural Resources Ltd.	1,747	115,620
Devon Energy Corp.	1,743	130,551
Enbridge, Inc.	2,302	106,341
Eni SpA	11,476	173,811
EOG Resources, Inc.	1,549	212,151
Equinor ASA	6,501	246,692
Inpex Corp.	12,700	162,954
Keyera Corp.	1,271	33,874
Marathon Petroleum Corp.	2,036	207,245
Neste Oyj	580	26,641
ONEOK, Inc.	2,432	160,147
Shell PLC	11,578	342,431
Suncor Energy, Inc.	2,514	101,148
Valero Energy Corp.	615	79,704
Woodside Energy Group Ltd.	2,754	58,105

		2,157,415

Consumer Discretionary – 2.2%
Auto Components – 0.0%
Aisin Corp.	300	9,822

Automobiles – 0.4%
Tesla, Inc.(d)	471	357,140

Distributors – 0.0%
LKQ Corp.	515	26,466

Diversified Consumer Services – 0.0%
Service Corp. International/US	427	29,903

Hotels, Restaurants & Leisure – 0.3%
Compass Group PLC	2,413	54,091
Darden Restaurants, Inc.	278	34,750
Galaxy Entertainment Group Ltd.	16,900	90,026
Starbucks Corp.	1,377	108,094

		286,961

Company	Shares	U.S. $ Value

Household Durables – 0.2%
Persimmon PLC	4,654	$127,664
Whirlpool Corp.	183	33,716

		161,380

Internet & Direct Marketing Retail – 0.7%
Alibaba Group Holding Ltd.(d)	3,300	39,634
Alibaba Group Holding Ltd. (ADR)(d)	586	56,285
Amazon.com, Inc.(d)	174	418,329
Etsy, Inc.(d)	255	20,686
Prosus NV(d)	1,706	88,199
ZOZO, Inc.	1,000	21,226

		644,359

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	500	37,139

Multiline Retail – 0.2%
Target Corp.	821	132,903

Specialty Retail – 0.3%
AutoZone, Inc.(d)	89	183,309
Home Depot, Inc. (The)	115	34,816
O’Reilly Automotive, Inc.(d)	61	38,867

		256,992

Textiles, Apparel & Luxury Goods – 0.1%
adidas AG	133	26,423
Kering SA	65	35,752
NIKE, Inc. - Class B	333	39,577
Pandora A/S	281	22,701

		124,453

		2,067,518

Consumer Staples – 1.9%
Beverages – 0.4%
Asahi Group Holdings Ltd.	4,300	144,079
Coca-Cola Co., (The)	3,632	230,196

		374,275

Food & Staples Retailing – 0.5%
Koninklijke Ahold Delhaize NV	4,616	127,288
Kroger Co. (The)	3,092	163,783
Walmart, Inc.	921	118,468

		409,539

Food Products – 0.5%
Archer-Daniels-Midland Co.	1,918	174,193
Bunge Ltd.	1,395	165,057
Nestle SA	313	38,285
Salmar ASA	763	56,553

		434,088

Household Products – 0.1%
Procter & Gamble Co., (The)	840	124,219

Company	Shares	U.S. $ Value

Tobacco – 0.4%
Altria Group, Inc.	1,217	$65,828
Imperial Brands PLC	7,887	178,088
Philip Morris International, Inc.	357	37,931
Swedish Match AB	11,153	115,273

		397,120

		1,739,241

Materials – 1.7%
Chemicals – 0.3%
Linde PLC	234	75,975
Mitsubishi Chemical Holdings Corp.	7,687	45,798
Sumitomo Chemical Co., Ltd.	38,200	157,902

		279,675

Containers & Packaging – 0.2%
Packaging Corp. of America	1,026	161,369
Sealed Air Corp.	636	39,547

		200,916

Metals & Mining – 1.2%
Anglo American PLC	4,769	234,938
BHP Group Ltd.	5,923	185,958
Fortescue Metals Group Ltd.	10,841	156,512
Glencore PLC(d)	8,514	56,155
Rio Tinto Ltd.	1,631	133,444
Steel Dynamics, Inc.	1,839	157,014
Teck Resources Ltd. - Class B	4,096	169,818

		1,093,839

		1,574,430

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Duke Realty Corp.	504	26,626
Extra Space Storage, Inc.	802	142,916
Iron Mountain, Inc.	3,008	162,131
Nippon Building Fund, Inc.	4	21,728
Public Storage	376	124,321
Simon Property Group, Inc.	1,254	143,771
Stockland	55,705	159,648
Vornado Realty Trust	971	33,946
Weyerhaeuser Co.	4,174	164,957

		980,044

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(d)	878	72,733
Nomura Real Estate Holdings, Inc.	6,900	172,563
Vonovia SE	737	28,112

		273,408

		1,253,452

Utilities – 1.1%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	648	66,115
Endesa SA	3,878	85,912
Enel SpA	5,107	33,181

Company	Shares	U.S. $ Value

Iberdrola SA	4,319	$51,174
NRG Energy, Inc.	4,180	192,447

		428,829

Gas Utilities – 0.4%
AltaGas Ltd.	6,360	153,563
Naturgy Energy Group SA	1,205	36,414
Snam SpA	3,450	20,069
UGI Corp.	3,696	157,967

		368,013

Independent Power and Renewable Electricity Producers – 0.0%
Uniper SE	965	24,974

Multi-Utilities – 0.2%
Ameren Corp.	694	66,062
E.ON SE	7,097	72,446
Sempra Energy	340	55,712

		194,220

		1,016,036

Total Common Stocks (cost $32,359,625)		31,677,562

PREFERRED STOCKS – 6.0%
Real Estate – 6.0%
Diversified REITs – 1.3%
Armada Hoffler Properties, Inc. Series A 6.75%	7,815	193,617
DigitalBridge Group, Inc. Series H 7.125%	8,584	204,900
DigitalBridge Group, Inc. Series I 7.15%	5,947	142,966
DigitalBridge Group, Inc. Series J 7.125%	5,885	138,415
Gladstone Commercial Corp. Series E 6.625%	6,051	147,705
Global Net Lease, Inc. Series A 7.25%	4,357	106,049
Global Net Lease, Inc. Series B 6.875%	3,646	86,994
PS Business Parks, Inc. Series X 5.25%	445	9,719
PS Business Parks, Inc. Series Y 5.20%	2,193	46,338
Vornado Realty Trust Series L 5.40%	4,225	95,189

		1,171,892

Company	Shares	U.S. $ Value

Health Care REITs – 0.1%
Global Medical REIT, Inc. Series A 7.50%	3,302	$83,540
Healthcare Trust, Inc. Series B 7.125%	353	8,197

		91,737

Hotel & Resort REITs – 1.1%
Chatham Lodging Trust Series A 6.625%	3,885	95,182
DiamondRock Hospitality Co. 8.25%	6,828	186,199
Hersha Hospitality Trust Series C 6.875%	782	17,665
Hersha Hospitality Trust Series D 6.50%	3,923	83,560
Hersha Hospitality Trust Series E 6.50%	2,727	58,535
Pebblebrook Hotel Trust Series E 6.375%	1,194	25,289
Pebblebrook Hotel Trust Series F 6.30%	6,397	137,408
Pebblebrook Hotel Trust Series H 5.70%	8,025	154,401
Summit Hotel Properties, Inc. Series E 6.25%	8,671	190,762
Summit Hotel Properties, Inc. Series F 5.875%	1,400	29,869

		978,870

Industrial REITs – 0.3%
Plymouth Industrial REIT, Inc. Series A 7.50%	2,839	72,252
Rexford Industrial Realty, Inc. Series B 5.875%	6,349	157,138
Rexford Industrial Realty, Inc. Series C 5.625%	3,633	88,318

		317,708

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	2,458	58,353
Hudson Pacific Properties, Inc. Series C 4.75%	3,780	73,937

Company	Shares	U.S. $ Value

Vornado Realty Trust Series M 5.25%	3,061	$65,261
Vornado Realty Trust Series N 5.25%	1,851	39,722

		237,273

Real Estate Development – 0.5%
Agree Realty Corp. Series A 4.25%	10,009	185,467
Necessity Retail REIT, Inc. (The) Series C 7.375%	8,150	194,785
Sunstone Hotel Investors, Inc. Series H 6.125%	3,275	74,113
Vornado Realty Trust Series O 4.45%	1,000	18,770

		473,135

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A2 6.375%	3,477	73,399

Real Estate Services – 0.1%
CTO Realty Growth, Inc. Series A 6.375%	2,403	56,951
Sunstone Hotel Investors, Inc. Series I 5.70%	3,450	72,795

		129,746

Residential REITs – 0.6%
American Homes 4 Rent Series G 5.875%	459	11,457
American Homes 4 Rent Series H 6.25%	3,727	96,641
Bluerock Residential Growth REIT, Inc. Series D 7.125%	2,680	67,402
Centerspace Series C 6.625%	3,829	96,414
UMH Properties, Inc. Series C 6.75%	9,292	234,159
UMH Properties, Inc. Series D 6.375%	2,825	71,670

		577,743

Company	Shares	U.S. $ Value

Retail REITs – 0.9%
Cedar Realty Trust, Inc. Series C 6.50%	5,761	$75,642
Federal Realty Investment Trust Series C 5.00%	698	17,129
Kimco Realty Corp. Series M 5.25%	629	15,612
Necessity Retail REIT, Inc. (The) Series A 7.50%	1,350	32,994
Saul Centers, Inc. Series D 6.125%	6,875	161,563
SITE Centers Corp. Series A 6.375%	7,331	185,914
Spirit Realty Capital, Inc. Series A 6.00%	5,403	137,236
Urstadt Biddle Properties, Inc. Series H 6.25%	6,790	161,941
Urstadt Biddle Properties, Inc. Series K 5.875%	1,424	32,211

		820,242

Specialized REITs – 0.7%
Digital Realty Trust, Inc. Series K 5.85%	3,332	87,432
Digital Realty Trust, Inc. Series L 5.20%	10,725	265,551
National Storage Affiliates Trust Series A 6.00%	8,130	201,461
Public Storage Series G 5.05%	1,799	44,777
Public Storage Series H 5.60%	2,118	55,767
Public Storage Series J 4.70%	635	14,542
Public Storage Series K 4.75%	247	5,891

		675,421

Total Preferred Stocks (cost $5,842,524)		5,547,166

INVESTMENT COMPANIES – 2.9%
Funds and Investment Trusts – 2.9%
AB All Market Real Return Portfolio - Class Z(g)	180,929	1,865,379

Company	Shares		U.S. $ Value
Vanguard Global ex-U.S. Real Estate ETF(d)		8,267	$395,576
Vanguard Real Estate ETF		3,919	388,255

Total Investment Companies (cost $2,765,747)			2,649,210

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Nov 2022; Contracts: 1,520; Exercise Price: EUR 2,975.00; Counterparty: Citibank, NA(d)	EUR	4,522,000	91,676
FTSE 100 Index Expiration: Nov 2022; Contracts: 320; Exercise Price: GBP 6,200.00; Counterparty: Citibank, NA(d)	GBP	1,984,000	36,640
Nikkei 225 Index Expiration: Nov 2022; Contracts: 20,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG(d)	JPY	435,000,000	47,971
S&P 500 Index Expiration: Nov 2022; Contracts: 11,400; Exercise Price: USD 3,150.00; Counterparty: UBS AG(d)	USD	35,910,000	603,085

Total Options Purchased - Puts (cost $1,115,744)			779,372

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a) (cost $100,000)		100	96,626

	Shares

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(g) (h) (i) (cost $1,769,171)		1,769,171	1,769,171

U.S. $ Value

Total Investments – 99.6% (cost $95,435,829)(j)	$92,490,031
Other assets less liabilities – 0.4%	411,090

Net Assets – 100.0%	$92,901,121

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	1	June 2022	$87,710	$(7,338)
10 Yr Mini Japan Government Bond Futures	11	June 2022	1,278,883	652
Euro STOXX 50 Index Futures	2	June 2022	81,246	5,881
Euro-Bund Futures	10	June 2022	1,627,180	(14,901)
FTSE KLCI Futures	6	June 2022	106,817	1,120
FTSE Taiwan Index Futures	4	June 2022	232,000	9,267
FTSE/JSE Top 40 Futures	3	June 2022	125,650	6,705
Hang Seng Index Futures	5	June 2022	681,582	47,776
Long Gilt Futures	4	September 2022	584,535	(8,762)
MSCI Emerging Markets Futures	22	June 2022	1,169,630	10,915
S&P 500 E-Mini Futures	2	June 2022	413,125	15,422
S&P/TSX 60 Index Futures	1	June 2022	198,205	5,562
SET 50 Futures	25	June 2022	145,821	2,869
SGX Nifty 50 Futures	16	June 2022	529,920	12,339
TOPIX Index Futures	3	June 2022	444,867	7,481
U.S. T-Note 10 Yr (CBT) Futures	56	September 2022	6,689,375	(25,419)
WIG 20 Index Futures	29	June 2022	251,060	(8,556)
Sold Contracts
10 Yr Canadian Bond Futures	5	September 2022	502,075	4,973
Euro STOXX 50 Index Futures	5	June 2022	203,116	(3,881)
Euro-Bund Futures	1	June 2022	162,718	(334)
FTSE 100 Index Futures	1	June 2022	95,585	(3,922)
FTSE China A50 Futures	14	June 2022	189,784	(5,327)
Long Gilt Futures	2	September 2022	292,268	5,845
MEX BOLSA Index Futures	3	June 2022	78,943	(410)
MSCI Singapore IX ETS Futures	30	June 2022	657,567	(13,284)
OMXS30 Index Futures	2	June 2022	41,849	(691)
S&P 500 E-Mini Futures	5	June 2022	1,032,813	(537)
SPI 200 Futures	3	June 2022	388,177	(5,961)
TOPIX Index Futures	1	June 2022	148,289	(568)
U.S. T-Note 10 Yr (CBT) Futures	5	September 2022	597,266	3,626

				$40,542

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	99	KRW	124,888	07/27/2022	$1,953
Bank of America, NA	USD	47	PHP	2,465	07/28/2022	(129)
Barclays Bank PLC	BRL	2,979	USD	630	06/02/2022	3,135
Barclays Bank PLC	USD	593	BRL	2,979	06/02/2022	34,227
Barclays Bank PLC	EUR	821	USD	855	06/15/2022	(26,008)
Barclays Bank PLC	MYR	16,170	USD	3,826	06/16/2022	132,893

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,290	MYR	13,858	06/16/2022	$(124,767)
Barclays Bank PLC	USD	128	MYR	560	06/16/2022	74
Barclays Bank PLC	BRL	702	USD	144	07/05/2022	(2,130)
Barclays Bank PLC	INR	8,450	USD	110	07/07/2022	1,586
Barclays Bank PLC	CNH	1,255	USD	186	07/21/2022	(2,010)
Barclays Bank PLC	USD	281	KRW	355,435	07/27/2022	5,110
Barclays Bank PLC	IDR	1,281,616	USD	87	07/28/2022	(999)
Barclays Bank PLC	IDR	2,520,345	USD	173	07/28/2022	10
Barclays Bank PLC	USD	1,082	IDR	15,700,309	07/28/2022	(3,716)
Barclays Bank PLC	USD	481	IDR	7,012,397	07/28/2022	519
BNP Paribas SA	USD	1	COP	4,696	07/15/2022	92
BNP Paribas SA	IDR	1,480,488	USD	101	07/28/2022	(1,137)
BNP Paribas SA	USD	47	PHP	2,465	07/28/2022	(125)
Deutsche Bank AG	BRL	524	USD	104	06/02/2022	(6,535)
Deutsche Bank AG	USD	111	BRL	524	06/02/2022	(551)
Deutsche Bank AG	CHF	670	USD	668	06/15/2022	(31,123)
Deutsche Bank AG	TWD	10,068	USD	341	07/27/2022	(7,352)
Deutsche Bank AG	PHP	12,670	USD	240	07/28/2022	(721)
Deutsche Bank AG	USD	815	PHP	43,128	07/28/2022	3,648
Goldman Sachs Bank USA	BRL	423	USD	89	06/02/2022	445
Goldman Sachs Bank USA	USD	84	BRL	423	06/02/2022	5,143
Goldman Sachs Bank USA	MYR	7,266	USD	1,707	06/16/2022	47,767
Goldman Sachs Bank USA	USD	3,098	MYR	13,132	06/16/2022	(99,219)
HSBC Bank USA	KRW	1,494,954	USD	1,207	07/27/2022	4,009
HSBC Bank USA	TWD	4,394	USD	151	07/27/2022	(823)
JPMorgan Chase Bank, NA	BRL	2,878	USD	595	06/02/2022	(11,003)
JPMorgan Chase Bank, NA	USD	609	BRL	2,878	06/02/2022	(3,029)
JPMorgan Chase Bank, NA	USD	589	BRL	2,878	07/05/2022	10,986
JPMorgan Chase Bank, NA	INR	10,147	USD	130	07/07/2022	30
Morgan Stanley Capital Services, Inc.	MYR	2,705	USD	637	06/16/2022	19,431
Morgan Stanley Capital Services, Inc.	USD	145	MYR	613	06/16/2022	(5,165)
Morgan Stanley Capital Services, Inc.	INR	402	USD	5	07/07/2022	92
Morgan Stanley Capital Services, Inc.	CNH	3,703	USD	542	07/21/2022	(12,240)
Standard Chartered Bank	IDR	8,028,826	USD	558	07/28/2022	6,743
State Street Bank & Trust Co.	NZD	210	USD	143	06/10/2022	5,812
State Street Bank & Trust Co.	CAD	247	USD	193	06/15/2022	(2,394)
State Street Bank & Trust Co.	CHF	269	USD	278	06/15/2022	(2,904)
State Street Bank & Trust Co.	CHF	456	USD	477	06/15/2022	1,511
State Street Bank & Trust Co.	EUR	265	USD	285	06/15/2022	271
State Street Bank & Trust Co.	GBP	716	USD	891	06/15/2022	(12,527)
State Street Bank & Trust Co.	GBP	350	USD	443	06/15/2022	1,566
State Street Bank & Trust Co.	NOK	917	USD	93	06/15/2022	(4,850)
State Street Bank & Trust Co.	NZD	264	USD	171	06/15/2022	(1,357)
State Street Bank & Trust Co.	USD	794	AUD	1,127	06/15/2022	15,489
State Street Bank & Trust Co.	USD	307	CAD	395	06/15/2022	4,640
State Street Bank & Trust Co.	USD	539	EUR	507	06/15/2022	5,218
State Street Bank & Trust Co.	USD	108	JPY	13,909	06/15/2022	279
State Street Bank & Trust Co.	USD	637	JPY	80,954	06/15/2022	(8,325)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	285	NOK	2,735	06/15/2022	$6,664
State Street Bank & Trust Co.	USD	273	NZD	435	06/15/2022	10,010
State Street Bank & Trust Co.	USD	179	NZD	273	06/15/2022	(748)
State Street Bank & Trust Co.	USD	349	SEK	3,464	06/15/2022	5,969
State Street Bank & Trust Co.	THB	29,017	USD	867	06/16/2022	18,465
State Street Bank & Trust Co.	USD	599	THB	20,167	06/16/2022	(9,939)
State Street Bank & Trust Co.	USD	157	NOK	1,379	06/17/2022	(9,706)
State Street Bank & Trust Co.	USD	399	ZAR	6,342	06/23/2022	4,934
State Street Bank & Trust Co.	ZAR	7,886	USD	518	06/23/2022	15,345
State Street Bank & Trust Co.	ZAR	1,536	USD	96	06/23/2022	(2,356)
State Street Bank & Trust Co.	USD	279	HUF	101,310	07/07/2022	(6,550)
State Street Bank & Trust Co.	USD	329	PLN	1,474	07/07/2022	14,436
State Street Bank & Trust Co.	CZK	6,135	USD	261	07/14/2022	(4,455)
State Street Bank & Trust Co.	USD	175	MXN	3,538	07/20/2022	2,862
UBS AG	USD	55	CLP	47,036	07/15/2022	1,405

						$(12,124)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.60%	USD	1,730	$(73,470)	$(28,130)	$(45,340)
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00	Quarterly	4.60	USD	4,070	(105,779)	(51,030)	(54,749)
iTraxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	4.38	EUR	1,410	(54,429)	(35,877)	(18,552)

						$(233,678)	$(115,037)	$(118,641)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	290	01/15/2025	2.565%	CPI#	Maturity	$30,442	$—	$30,442
USD	145	01/15/2025	2.585%	CPI#	Maturity	15,104	—	15,104
USD	145	01/15/2025	2.613%	CPI#	Maturity	14,943	—	14,943
USD	100	01/15/2026	CPI#	3.766%	Maturity	(4,470)	—	(4,470)
USD	30	01/15/2026	CPI#	3.765%	Maturity	(1,342)	—	(1,342)
USD	200	01/15/2027	CPI#	3.320%	Maturity	(42,378)	—	(42,378)
USD	100	01/15/2027	CPI#	3.466%	Maturity	(31,840)	(780)	(31,060)
USD	370	01/15/2027	CPI#	3.323%	Maturity	(22,330)	—	(22,330)
USD	920	01/15/2028	0.735%	CPI#	Maturity	276,136	—	276,136
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	215,302	—	215,302
USD	310	01/15/2028	1.230%	CPI#	Maturity	61,800	—	61,800
USD	850	01/15/2029	CPI#	3.390%	Maturity	(33,644)	—	(33,644)
USD	660	01/15/2029	CPI#	3.735%	Maturity	(7,909)	—	(7,909)
USD	710	01/15/2029	CPI#	3.331%	Maturity	(31,660)	—	(31,660)
USD	630	01/15/2030	1.585%	CPI#	Maturity	121,415	—	121,415
USD	75	01/15/2030	1.572%	CPI#	Maturity	14,546	—	14,546
USD	75	01/15/2030	1.587%	CPI#	Maturity	14,440	—	14,440
USD	250	01/15/2031	2.782%	CPI#	Maturity	22,250	—	22,250
USD	230	01/15/2031	2.989%	CPI#	Maturity	15,578	—	15,578
USD	220	01/15/2031	2.680%	CPI#	Maturity	21,860	—	21,860
USD	190	01/15/2032	CPI#	3.064%	Maturity	(20,481)	—	(20,481)
USD	80	04/15/2032	CPI#	2.909%	Maturity	(5,687)	—	(5,687)

						$622,075	$(780)	$622,855

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	820	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$(26,938)	$—	$(26,938)
USD	650	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	53,717	—	53,717
USD	145	10/09/2029	3 Month LIBOR	1.476%	Quarterly/ Semi-Annual	(13,431)	—	(13,431)
USD	145	10/09/2029	3 Month LIBOR	1.479%	Quarterly/ Semi-Annual	(13,401)	—	(13,401)
USD	1,100	01/15/2030	1 Day SOFR	1.982%	Annual	(43,926)	—	(43,926)
CHF	260	09/17/2031	1 Day SARON	(0.181)%	Annual	(36,056)	(2,068)	(33,988)
NZD	80	09/28/2031	3 Month BKBM	2.180%	Quarterly/ Semi-Annual	(7,152)	—	(7,152)
SEK	450	10/04/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	(5,990)	—	(5,990)
CHF	60	11/19/2031	1 Day SARON	0.100%	Annual	(6,905)	—	(6,905)
SEK	3,380	12/08/2031	3 Month STIBOR	0.791%	Quarterly/ Annual	(49,524)	3	(49,527)
NZD	440	12/08/2031	3 Month BKBM	2.513%	Quarterly/ Semi-Annual	(30,210)	—	(30,210)
USD	300	04/15/2032	1.284%	1 Day SOFR	Annual	35,059	—	35,059

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NOK	1,990	05/10/2032	6 Month NIBOR	3.140%	Semi-Annual/ Annual	$3,842	$—	$3,842
NOK	1,530	05/25/2032	6 Month NIBOR	2.913%	Semi-Annual/ Annual	(331)	—	(331)
USD	1,300	02/15/2041	3 Month LIBOR	1.850%	Quarterly/ Semi-Annual	(213,913)	—	(213,913)
USD	400	02/15/2041	1 Day SOFR	1.770%	Annual	(53,749)	—	(53,749)

						$(408,908)	$(2,065)	$(406,843)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	7	$(1,651)	$(677)	$(974)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	63	(14,447)	(7,645)	(6,802)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	73	(16,718)	(6,751)	(9,967)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	49	(11,145)	(4,619)	(6,526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(619)	(256)	(363)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	124	(28,481)	(14,520)	(13,961)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(826)	(424)	(402)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	62	(14,242)	(5,582)	(8,660)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,444)	(761)	(683)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,366)	(2,828)	(2,538)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	134	(30,752)	(18,309)	(12,443)

						$(125,691)	$(62,372)	$(63,319)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	195	10/09/2029	1.125%	SIFMA*	Quarterly	$(17,716)	$—	$(17,716)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABUSCG(1)	OBFR Plus 0.10%	Maturity	USD	7,143	06/01/2022	$(23,450)
MLABWGC1(2)	OBFR Plus 0.22%	Maturity	USD	12,245	06/24/2022	0
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	116	06/17/2022	1,137
Swiss Market Index Futures	0.00%	Monthly	CHF	116	06/17/2022	(570)
Swiss Market Index Futures	0.00%	Monthly	CHF	233	06/17/2022	(1,181)
Pay Total Return on Reference Obligation
Bank of America, NA
MSCI Daily TR Gross World USD Index	OBFR Plus 0.31%	Maturity	USD	9,418	02/28/2023	566,859
S&P 500 Total Return Index	OBFR Plus 0.29%	Maturity	USD	7,737	03/01/2023	305,165
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	671	06/15/2022	1,852
IBOVESPA Futures	0.00%	Monthly	BRL	1,006	06/15/2022	(2,383)
IBOVESPA Futures	0.00%	Monthly	BRL	559	06/15/2022	(4,929)
KOSPI 200 Futures	0.00%	Monthly	KRW	177,075	06/09/2022	(3,687)
KOSPI 200 Futures	0.00%	Monthly	KRW	177,075	06/09/2022	(3,840)

						$834,973

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $5,375,148 or 5.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2022 and the aggregate market value of this security amounted to $75,000 or 0.08% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Defaulted matured security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of May 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,841,943 and gross unrealized depreciation of investments was $(6,908,014), resulting in net unrealized depreciation of $(2,066,071).

As of May 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

AGM – Assured Guaranty Municipal

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the long equity basket holdings underlying the total return swap in MLABUSCG as of May 31, 2022.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Mastercard, Inc.	1,850	USD	662,088	9.3%
Microsoft Corp.	2,406		654,148	9.2%
Abbott Laboratories	4,658		547,126	7.7%
Amazon.com, Inc.	3,810		457,959	6.4%
Automatic Data Processing, Inc.	2,011		448,390	6.3%
Charles Schwab Corp. (The)	6,257		438,645	6.1%
CDW Corp./DE	2,488		422,587	5.9%
NIKE, Inc.	3,520		418,317	5.9%
American Tower Corp.	1,509		386,555	5.4%
IQVIA Holdings, Inc.	1,634		351,750	4.9%
TJX Cos., Inc. (The)	5,145		327,042	4.6%
Zoetis, Inc.	1,895		323,880	4.5%
Aptiv PLC	2,760		293,231	4.1%
Cooper Cos., Inc. (The)	816		286,175	4.0%
Amphenol Corp.	3,911		277,112	3.9%
Stericycle, Inc.	5,374		271,676	3.8%
Constellation Brands, Inc.	976		239,469	3.4%
Meta Platforms, Inc.	1,176		227,733	3.2%
Eaton Corp. PLC	790		109,559	1.5%

(2) The following table represents the 50 largest long equity basket holdings underlying the total return swap in MLABWGC1 as of May 31, 2022.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Microsoft Corp.	2,668	USD	725,251	5.9%
Alphabet, Inc.	212		482,676	3.9%
Otis Worldwide Corp.	6,196		460,970	3.8%
Samsung Electronics Co., Ltd.	8,146		443,779	3.6%
Visa, Inc.	2,041		433,115	3.5%
Meta Platforms, Inc.	2,053		397,468	3.2%
Asahi Group Holdings Ltd	11,049		372,737	3.0%
Anthem, Inc.	722		368,142	3.0%
Goldman Sachs Group, Inc. (The)	1,124		367,301	3.0%
Shell PLC	121		362,244	3.0%
Sanofi	3,233		344,205	2.8%
Cognizant Technology Solutions Corp.	4,143		309,511	2.5%
PayPal Holdings, Inc.	3,562		303,492	2.5%
Coca-Cola Co. (The)	4,752		301,174	2.5%
Comcast Corp.	6,661		294,960	2.4%
BlackRock, Inc.	421		281,733	2.3%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Starbucks Corp.	3,457	USD	271,382	2.2%
Roche Holding AG	760		258,783	2.1%
Applied Materials, Inc.	2,131		249,977	2.0%
Amazon.com, Inc.	2,069		248,662	2.0%
Credit Suisse Group AG	35,369		248,324	2.0%
Akamai Technologies, Inc.	2,400		242,540	2.0%
Galaxy Entertainment Group Ltd.	44,939		239,716	2.0%
Medtronic PLC	2,357		236,059	1.9%
Prosus NV	4,563		235,985	1.9%
Thermo Fisher Scientific, Inc.	412		233,637	1.9%
Electronic Arts, Inc.	1,598		221,553	1.8%
Parker-Hannifin Corp.	792		215,659	1.8%
Linde PLC	620		201,264	1.6%
CBRE Group, Inc.	2,380		197,182	1.6%
Dover Corp.	1,450		194,141	1.6%
Moody’s Corp.	624		188,268	1.5%
Mitsubishi UFJ Financial Group, Inc.	31,340		177,767	1.5%
Koninklijke Philips NV	6,753		173,550	1.4%
Volvo AB - Class B	9,355		163,567	1.3%
SAP SE	1,641		163,084	1.3%
Alibaba Group Holding Ltd.	1,586		152,296	1.2%
Compass Group PLC	65		146,531	1.2%
Iberdrola SA	11,770		139,134	1.1%
Citigroup, Inc.	2,262		120,819	1.0%
NIKE, Inc.	923		109,641	0.9%
SoftBank Group Corp.	2,514		105,124	0.9%
London Stock Exchange Group PLC	11		102,916	0.8%
Service Corp. International/US	1,386		97,028	0.8%
Kering SA	168		91,512	0.7%
ABN AMRO Bank NV (GDR)	7,292		85,183	0.7%
VMware, Inc.	628		80,426	0.7%
Infineon Technologies AG	2,470		76,575	0.6%
Neste Oyj	1,564		71,570	0.6%
adidas AG	323		63,869	0.5%
Other Long	6,362		192,363	1.6%

AB Tax-Managed All Market Income Portfolio

May 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$49,970,924	$—	$49,970,924
Common Stocks:
Information Technology	6,979,423	501,460	—	7,480,883
Health Care	3,319,134	1,568,544	—	4,887,678
Financials	2,617,668	2,031,660	—	4,649,328
Communication Services	1,670,783	949,821	—	2,620,604
Industrials	1,141,811	1,089,166	—	2,230,977
Energy	1,146,781	1,010,634	—	2,157,415
Consumer Discretionary	1,514,841	552,677	—	2,067,518
Consumer Staples	1,079,675	659,566	—	1,739,241
Materials	603,723	970,707	—	1,574,430
Real Estate	871,401	382,051	—	1,253,452
Utilities	691,866	324,170	—	1,016,036
Preferred Stocks	5,547,166	—	—	5,547,166
Investment Companies	2,649,210	—	—	2,649,210
Options Purchased - Puts	—	779,372	—	779,372
Corporates - Non-Investment Grade	—	96,626	—	96,626
Short-Term Investments	1,769,171	—	—	1,769,171

Total Investments in Securities	31,602,653	60,887,378	—	92,490,031

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	$140,433	$—	$—	$140,433
Forward Currency Exchange Contracts	—	392,769	—	392,769
Centrally Cleared Inflation (CPI) Swaps	—	823,816	—	823,816
Centrally Cleared Interest Rate Swaps	—	92,618	—	92,618
Total Return Swaps	—	875,013	—	875,013
Liabilities:
Futures	(99,891)	—	—	(99,891)
Forward Currency Exchange Contracts	—	(404,893)	—	(404,893)
Centrally Cleared Credit Default Swaps	—	(233,678)	—	(233,678)
Centrally Cleared Inflation (CPI) Swaps	—	(201,741)	—	(201,741)
Centrally Cleared Interest Rate Swaps	—	(501,526)	—	(501,526)
Credit Default Swaps	—	(125,691)	—	(125,691)
Interest Rate Swaps	—	(17,716)	—	(17,716)
Total Return Swaps	—	(40,040)	—	(40,040)

Total	$31,643,195	$61,546,309	$—	$93,189,504

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2022 is as follows:

Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2022 (000)	Dividend Income (000)
AB All Market Real Return Portfolio	$0	$1,914	$49	$1,865	$0
Government Money Market Portfolio	2,985	47,264	48,480	1,769	2
Total	$2,985	$49,178	$48,529	$3,634	$2